TRADE RECEIVABLES (Details 1) - Third Parties [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 3,356,860	R$ 2,690,369
Current [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	2,934,057	2,255,200
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	163,959	164,019
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	54,452	67,822
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 204,392	R$ 203,328